Income Taxes	12 Months Ended
Mar. 31, 2022
Text block [Abstract]
Income Taxes

(23) Income Taxes
(a) Income Tax Expense
Profit before income taxes and income tax expense for the years ended March 31, 2020, 2021 and 2022 consist of the following:

	Yen (millions)
	2020			2021			2022
	Japan	Foreign	Total	Japan	Foreign	Total	Japan	Foreign	Total

Profit (loss) before income taxes	¥(63,390)	¥853,308	¥789,918	¥(32,954)	¥947,007	¥914,053	¥(42,213)	¥1,112,403	¥1,070,190

Income tax expense (benefit):
Current taxes	11,036	233,570	244,606	7,236	174,694	181,930	9,539	277,894	287,433
Deferred taxes	17,470	17,910	35,380	(21,228)	57,907	36,679	(4,081)	26,137	22,056

Total	¥28,506	¥251,480	¥279,986	¥(13,992)	¥232,601	¥218,609	¥5,458	¥304,031	¥309,489

The

statutory income tax rate in Japan was approximately
30.2
% for each of the years in the three-year period ended March 31, 202
2
. The foreign subsidiaries are subject to taxes based on income at rates ranging from
16.0
% to
34.0
%.
The Japanese statutory income tax rate for the years ended March 31, 2020, 2021 and 2022 differs from the average effective tax rate for the following reasons:

	2020	2021	2022
Statutory income tax rate	30.2%	30.2%	30.2%
Difference in statutory income tax rates of foreign subsidiaries	(3.9)	(5.2)	(4.5)
Effects of investments accounted for using the equity method	(6.2)	(9.0)	(5.7)
Effects of undistributed earnings and withholding taxes on royalty	8.6	7.8	7.1
Changes in unrecognized deferred tax assets	7.8	1.2	1.4
Effects of income and expense not taxable and deductible for tax purpose	0.8	0.3	0.0
Effects of tax credit	(3.0)	(1.4)	(0.9)
Other adjustments relating to prior years	(0.7)	(0.1)	(0.1)
Adjustments for the uncertain tax treatments on income taxes	0.2	(0.8)	0.9
Adjustments for the changes in income tax laws	2.3	0.1	0.1
Other	(0.7)	0.8	0.4

Average effective tax rate	35.4%	23.9%	28.9%

(b) Deferred Tax Assets and Deferred Tax Liabilities
The components by major factor in deferred tax assets and deferred tax liabilities as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022
Deferred tax assets:
Inventories	¥33,616	¥44,029
Accrued expenses	61,376	36,567
Provisions	89,470	100,408
Property, plant and equipment	25,534	27,592
Intangible assets	11,170	12,017
Retirement benefit liabilities	82,072	67,120
Carryforward of unused tax losses	64,844	67,787
Carryforward of unused tax credit	36,020	22,285
Other	117,873	103,114

Total	¥521,975	¥480,919

Deferred tax liabilities:
Property, plant and equipment	¥77,338	¥82,518
Intangible assets	194,083	195,542
Other financial assets	38,027	61,580
Operating leases	751,892	846,978
Undistributed earnings	53,173	59,650
Other*	149,911	133,813

Total	¥1,264,424	¥1,380,081

Net deferred tax assets (liabilities)	¥(742,449)	¥(899,162)

Explanatory note:

*	The amount s of deferred tax liabilities arising from retirement benefit assets included in other as of March 31, 2021 and 2022 are ¥ 52,792 million and ¥68,772 million, respectively.
The changes in deferred tax assets and deferred tax liabilities recognized as income tax expense in the consolidated statements of income for the years ended March 31, 2020, 2021 and 2022 are as follows:

	Yen (millions)
	2020	2021	2022
Inventories	¥8,738	¥(3,920)	¥(9,865)
Provisions	22,185	(10,708)	(3,491)
Property, plant and equipment	(3,503)	(6,955)	(3,738)
Retirement benefit liabilities (assets)	7,258	(10,353)	(4,991)
Operating leases	(3,697)	37,506	(35,308)
Undistributed earnings	(1,059)	(2,885)	4,198
Carryforward of unused tax losses	(6,378)	(7,695)	(1,608)
Carryforward of unused tax credit	(8,423)	15,695	16,102
Other*	20,259	25,994	60,757

Total	¥35,380	¥36,679	¥22,056

*	The income tax expenses recognized due to the decrease of deferred tax assets arising from accrued expenses included in other as of March 31, 2022 is ¥27,321 million.
Honda considers the probability that a portion of, or all of, the deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit can be utilized against future taxable profits in the recognition of deferred tax assets. In assessing recoverability of deferred tax assets, management considers the scheduled reversal of deferred tax liabilities, projected future taxable profit and tax planning strategies. Based upon the level of historical taxable profit and projections for future taxable profit over the periods for which the deferred tax assets are deductible, management believes it is probable that Honda will utilize the benefits of these deferred tax assets as of March 31, 2021 and 2022. Uncertainty of estimates of future taxable profit could increase due to changes in the economic environment surrounding Honda, effects by market conditions, effects of currency fluctuations or other factors. Deferred tax assets recognized by entities that have suffered a loss in either the preceding or current period are ¥19,647 million and ¥26,109 million as of March 31, 2021 and 2022, respectively.
Deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022
Deductible temporary differences	¥519,457	¥553,778
Carryforward of unused tax losses	514,420	693,323
Carryforward of unused tax credit	912	549
The components by expiry of the carryforward of unused tax losses for which deferred tax assets are not recognized as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022
Within 1 year	¥24,886	¥3,603
Between 1 and 5 years	62,361	73,448
Between 5 and 20 years	246,941	256,340
Indefinite periods	180,232	359,932

Total	¥514,420	¥693,323

The components by expiry of the carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022
Within 1 year	¥349	¥147
Between 1 and 5 years	371	259
Between 5 and 20 years	192	143
Indefinite periods	—	—

Total	¥912	¥549

The aggregate amounts of temporary differences relating to investments in subsidiaries and interests in joint ventures for which deferred tax liabilities are not recognized as of March 31, 2021 and 2022 are ¥5,331,437 million and ¥6,323,299 million, respectively.